UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

FORM N-Q

JANUARY 31, 2017

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 92.8%
Alabama - 0.9%
Jefferson County, AL, Sewer Revenue:
Subordinated Lien	5.000%	10/1/17	$2,250,000	$2,293,447
Subordinated Lien	5.000%	10/1/18	2,000,000	2,084,780
Mobile, AL, IDB, PCR, Alabama Power Co., Barry Plant	1.625%	10/2/18	2,500,000	2,502,650	(a)(b)
Tuscaloosa, AL, Public Educational Building Authority, Student Housing Revenue:
University Alabama Ridgecrest, BAM	5.000%	7/1/20	2,960,000	3,280,272
University Alabama Ridgecrest, BAM	5.000%	7/1/21	3,320,000	3,744,462

Total Alabama				13,905,611

Alaska - 1.0%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II	4.000%	6/1/17	675,000	682,182
State Capital Project II	5.000%	12/1/18	500,000	534,995
Valdez, AK, Marine Terminal Revenue:
BP Pipelines Inc. Project	5.000%	1/1/18	10,000,000	10,285,900
BP Pipelines Inc. Project	5.000%	1/1/21	4,630,000	5,033,412

Total Alaska				16,536,489

Arizona - 1.0%
Glendale, AZ, GO, AGM	4.000%	7/1/19	1,640,000	1,743,550
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	4.000%	7/1/18	2,200,000	2,291,608
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	5.000%	7/1/18	2,000,000	2,111,220
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	5.000%	7/1/19	5,370,000	5,853,461
Yavapai County, AZ, IDA, Solid Waste Disposal Revenue:
Waste Management Inc. Project	1.600%	3/1/18	2,500,000	2,502,125	(a)(b)(c)
Waste Management Inc. Project	2.125%	6/1/18	2,500,000	2,509,925	(a)(b)(c)

Total Arizona				17,011,889

Arkansas - 0.1%
Springdale, AR, Sales & Use Tax Revenue	4.000%	7/1/17	1,140,000	1,154,273
Springdale, AR, Sales & Use Tax Revenue	4.000%	7/1/18	1,000,000	1,038,910

Total Arkansas				2,193,183

California - 3.5%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Episcopal Senior Communities	4.000%	7/1/18	1,565,000	1,613,844
Bay Area, CA, Toll Authority, Toll Bridge Revenue, San Francisco Bay Area	1.360%	10/1/19	4,750,000	4,744,965	(a)(b)
California State Health Facilities Financing Authority Revenue:
Northern California Retired Officers Community - Paradise Valley Estates Project, CMI	4.000%	1/1/18	1,290,000	1,325,604
Providence St. Joseph Health Obligated Group	1.250%	10/1/20	2,500,000	2,442,775	(a)(b)
Sutter Health Obligated Group	1.000%	8/15/19	5,000,000	4,928,600	(a)(b)
California State MFA, Solid Waste Disposal Revenue, Waste Management Inc. Project	1.550%	2/1/19	3,100,000	3,101,829
California State PCFA, Solid Waste Disposal Revenue, USA Waste Services Inc.	1.500%	6/1/18	2,300,000	2,305,106	(c)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California State Public Works Board, Lease Revenue:
Department of Corrections & Rehabilitation	3.000%	9/1/17	$750,000	$758,963
Department of Corrections & Rehabilitation	5.000%	9/1/17	600,000	614,070
Department of Corrections & Rehabilitation	4.000%	9/1/18	1,000,000	1,044,270
Department of Corrections & Rehabilitation	5.000%	9/1/18	1,000,000	1,059,850
California State, GO	4.000%	12/1/17	5,000,000	5,051,700	(a)(b)
California State, GO	1.300%	12/1/21	5,000,000	4,984,900	(a)(b)
California Statewide CDA Revenue, Kaiser Permanente	5.000%	5/1/17	6,640,000	6,707,064	(a)(b)
Lee Lake, CA, PFA Revenue	4.000%	9/1/18	1,500,000	1,552,515
Port of Oakland, CA, Revenue	5.000%	5/1/17	2,250,000	2,272,095	(c)
Rancho Cucamonga, CA, RDA, Successor Agency Tax Allocation:
Rancho Redevelopment Project Area	4.000%	9/1/17	925,000	941,215
Rancho Redevelopment Project Area	5.000%	9/1/18	750,000	794,888
Riverside, CA, USD, Financing Authority Revenue	4.000%	9/1/17	1,370,000	1,393,454
Sweetwater, CA, Union High School District, GO, BAN	5.000%	1/1/18	7,650,000	7,932,514	(d)
Upland, CA, Successor Agency to the Upland Community Redevelopment Agency Revenue, Merged Project Tax Allocation, AGM	4.000%	9/1/18	650,000	678,249

Total California				56,248,470

Colorado - 1.8%
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives	1.875%	11/6/19	5,545,000	5,519,049	(a)(b)
Catholic Health Initiatives	5.000%	2/1/21	2,080,000	2,299,024
Catholic Health Initiatives	5.000%	7/1/21	6,225,000	6,673,325
Catholic Health Initiatives	5.000%	2/1/25	2,590,000	2,794,765
Denver, CO, Urban Renewal Authority Tax Increment Revenue:
Stapleton	5.000%	12/1/17	4,000,000	4,128,480
Stapleton	5.000%	12/1/18	5,265,000	5,604,751
Plaza, CO, Metropolitan District #1 Revenue	5.000%	12/1/17	1,000,000	1,016,520	(e)
Plaza, CO, Metropolitan District #1 Revenue	5.000%	12/1/19	1,000,000	1,049,910	(e)

Total Colorado				29,085,824

Connecticut - 5.7%
Bridgeport, CT, GO	5.000%	8/15/17	1,660,000	1,694,960
Bridgeport, CT, GO	5.000%	8/15/18	1,740,000	1,839,337
Bridgeport, CT, GO:
AGM	5.000%	8/15/21	1,000,000	1,116,050
AGM	5.000%	8/15/22	1,240,000	1,398,571
AGM	5.000%	8/15/23	5,870,000	6,662,333
Connecticut State HEFA Revenue:
Connecticut State University	5.000%	11/1/17	1,260,000	1,298,606
Yale University	0.800%	7/26/17	11,140,000	11,137,326	(a)(b)
Connecticut State Special Tax Obligation Revenue:
Transportation Infrastructure	3.000%	9/1/18	14,740,000	15,155,668
Transportation Infrastructure	5.000%	9/1/20	4,000,000	4,457,720
Connecticut State, GO	1.340%	4/15/17	6,550,000	6,556,419	(b)
Connecticut State, GO	1.180%	9/15/17	6,500,000	6,504,810	(b)
Connecticut State, GO	5.000%	11/1/25	5,000,000	5,653,800

Connecticut State, GO:
GAAP Conversion	5.000%	10/15/19	10,375,000	11,300,346
SIFMA Index	1.080%	3/1/18	4,500,000	4,494,690	(b)
SIFMA Index	1.580%	5/15/18	5,490,000	5,517,395	(b)
SIFMA Index	1.410%	6/15/18	5,000,000	5,014,950	(b)
SIFMA Index	1.290%	3/1/20	3,375,000	3,360,116	(b)

Total Connecticut				93,163,097

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
District of Columbia - 0.7%
District of Columbia Income Tax Secured Revenue, SIFMA	0.960%	12/1/17	$4,500,000	$4,500,495	(b)
Metropolitan Washington DC, Airports Authority System Revenue	4.000%	10/1/18	1,000,000	1,042,700	(c)
Metropolitan Washington DC, Airports Authority System Revenue	5.000%	10/1/18	6,215,000	6,582,058	(c)

Total District of Columbia				12,125,253

Florida - 2.3%
Broward County, FL, School Board, COP	4.000%	7/1/17	2,000,000	2,025,780
Broward County, FL, School Board, COP	5.000%	7/1/17	3,945,000	4,012,026
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/17	1,000,000	1,007,980
Escambia County, FL, PCR, Gulf Power Co. Project	1.150%	6/21/18	3,500,000	3,483,760	(a)(b)
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, AGM	5.250%	10/1/18	2,000,000	2,131,760	(c)
Halifax, FL, Hospital Medical Center Revenue	3.000%	6/1/17	850,000	855,567
Jacksonville Electric Authority, FL, Electric System Revenue	4.000%	10/1/18	1,000,000	1,048,100
Lee County, FL, Transportation Facilities Revenue, AGM	5.000%	10/1/17	1,500,000	1,539,315
Manatee County, FL, Revenue, Refunding & Improvement	5.000%	10/1/18	1,100,000	1,168,343
Miami-Dade County, FL, Aviation Revenue	4.000%	10/1/17	1,000,000	1,019,980	(c)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/17	1,270,000	1,291,514
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/18	1,500,000	1,581,675
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/20	3,250,000	3,610,782
Miami-Dade County, FL, School Board, COP	5.000%	8/1/17	3,000,000	3,059,640
Okeechobee County, FL, Solid Waste Revenue, Disposal Waste Management Landfill	1.550%	7/1/21	2,200,000	2,200,154	(a)(b)
Saint Johns County, FL, School Board, COP	5.000%	7/1/21	1,500,000	1,700,595
South Miami, FL, Health Facilities Authority Revenue, Baptist Health South Florida Group	5.000%	8/15/18	2,860,000	2,921,604
Village, FL, Community Development District #6, Special Assessment Revenue	3.000%	5/1/17	1,435,000	1,436,894
Village, FL, Community Development District #6, Special Assessment Revenue	3.000%	5/1/18	1,485,000	1,491,282

Total Florida				37,586,751

Georgia - 5.8%
Atlanta, GA, Development Authority Student Housing Revenue, Piedmont/Ellis LLC University Commons Project	5.000%	9/1/18	1,010,000	1,070,943	(d)
Burke County, GA, Development Authority, PCR:
Georgia Power Co. Plant Vogtle Project	1.375%	4/4/17	3,400,000	3,401,904	(a)(b)
Georgia Power Co. Plant Vogtle Project	1.750%	6/1/17	27,700,000	27,761,217	(a)(b)
Georgia Power Co. Plant Vogtle Project	2.350%	12/11/20	8,900,000	8,922,784	(a)(b)
Georgia Transmission Corp. Vogtle Project	1.300%	5/3/18	11,150,000	11,112,759	(a)(b)
Oglethorpe Power Corp. Vogtle Project	2.400%	4/1/20	13,325,000	13,487,299	(a)(b)
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, Second Indenture	0.940%	7/1/17	5,000,000	4,994,250	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Monroe County, GA, Development Authority, PCR:
Gulf Power Co.	1.700%	6/21/17	$2,500,000	$2,505,325	(a)(b)
Gulf Power Co., Plant Scherer Project	2.000%	6/21/18	6,500,000	6,514,950	(a)(b)
Oglethorpe Power Corp. Scherer Project	2.400%	4/1/20	3,925,000	3,966,801	(a)(b)
Municipal Electric Authority of Georgia Revenue, Project 1, LOC-Bank of Tokyo-Mitsubishi UFJ	0.640%	1/1/48	4,100,000	4,100,000	(b)
Private Colleges & Universities Authority, GA, Revenue, Agnes Scott College	2.500%	6/1/19	3,000,000	3,016,950	(a)(b)
Richmond County, GA, Board of Education, GO	5.000%	10/1/17	2,750,000	2,825,790

Total Georgia				93,680,972

Hawaii - 0.0%
Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue, Kahala Senior Living Community Inc.	5.000%	11/15/18	400,000	422,716

Illinois - 9.2%
Chicago, IL, GO	5.000%	1/1/18	2,100,000	2,117,787
Chicago, IL, GO	5.000%	1/1/19	4,600,000	4,664,216
Chicago, IL, GO	5.000%	1/1/20	4,850,000	4,924,545
Chicago, IL, Midway Airport Revenue	5.000%	1/1/20	2,000,000	2,170,000	(c)
Chicago, IL, Motor Fuel Tax Revenue	5.000%	1/1/19	1,150,000	1,191,941
Chicago, IL, O’Hare International Airport Revenue:
General, Senior Lien	4.000%	1/1/19	20,000,000	20,792,000	(c)
General, Senior Lien	5.000%	1/1/19	4,180,000	4,456,173
Chicago, IL, Park District, GO:
Harbor Facilities	4.000%	1/1/18	1,150,000	1,172,011
Harbor Facilities	5.000%	1/1/19	1,000,000	1,052,490
Chicago, IL, Wastewater Transmission Revenue, Second Lien	5.000%	1/1/18	1,500,000	1,540,950
Illinois State EFA Revenue, University of Chicago	1.550%	2/13/20	2,500,000	2,462,750	(a)(b)
Illinois State Finance Authority Revenue, Ascension Health	5.000%	5/1/17	2,300,000	2,323,391	(a)(b)
Illinois State Municipal Electric Agency Power Supply Revenue	5.000%	2/1/18	2,000,000	2,073,680
Illinois State Sales Tax Revenue:
Build Illinois	5.000%	6/15/17	3,435,000	3,487,040
Build Illinois-Junior Obligation	5.000%	6/15/17	3,245,000	3,294,162
Build Illinois-Junior Obligation	4.000%	6/15/20	8,825,000	9,414,510
Illinois State Toll Highway Authority Revenue	5.000%	12/1/19	1,950,000	2,134,821
Illinois State Unemployment Insurance, Fund Building Receipts Revenue	5.000%	6/15/17	6,100,000	6,173,383
Illinois State Unemployment Insurance, Fund Building Receipts Revenue	5.000%	12/15/17	1,890,000	1,892,722
Illinois State, GO	5.000%	4/1/17	3,750,000	3,769,462
Illinois State, GO	5.000%	8/1/17	7,000,000	7,108,360
Illinois State, GO	4.000%	7/1/18	9,460,000	9,697,824
Illinois State, GO	5.000%	7/1/19	8,900,000	9,287,595
Illinois State, GO	5.000%	2/1/22	2,740,000	2,884,480
Illinois State, GO	5.000%	8/1/23	17,260,000	18,147,854
Regional Transportation, IL, Authority Revenue, NATL	6.250%	7/1/20	9,920,000	11,366,832
University of Illinois, IL, Board of Trustees, COP	3.000%	8/15/18	10,000,000	10,263,400

Total Illinois				149,864,379

Indiana - 3.8%
Indiana State Finance Authority, Hospital Revenue:
Methodist Hospitals Inc.	5.000%	9/15/17	250,000	255,098
Methodist Hospitals Inc.	5.000%	9/15/19	300,000	322,110

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - (continued)
Indiana State Health Facilities Financing Authority Revenue:
Ascension Health Credit Group	1.150%	12/1/17	$2,770,000	$2,774,764	(a)(b)
Ascension Health Credit Group	1.250%	5/1/20	3,950,000	3,863,455	(a)(b)
Whiting, IN, Environmental Facilities Revenue:
BP Products North America Inc. Project	5.000%	11/1/22	15,000,000	16,806,900	(a)(b)(c)
BP Products North America Inc. Project	5.000%	3/1/23	10,000,000	11,221,500	(a)(b)(c)
BP Products North America Inc. Project, BP PLC	1.410%	12/2/19	20,000,000	19,900,000	(a)(b)(c)
BP Products North America Inc., BP PLC	1.850%	10/1/19	6,000,000	5,972,100	(a)(b)

Total Indiana				61,115,927

Kansas - 0.2%
Kansas State Department of Transportation Highway Revenue:
LIBOR Index	0.837%	9/1/18	2,000,000	1,993,420	(b)
LIBOR Index	0.917%	9/1/19	2,000,000	1,992,300	(b)

Total Kansas				3,985,720

Kentucky - 2.5%
Carroll County, KY, PCR, Kentucky Utilities Co. Project	1.050%	9/1/19	2,500,000	2,454,200	(a)(b)
Kentucky Public Transportation Infrastructure Authority Toll Revenue, BAN, Downtown Crossing Project	5.000%	7/1/17	15,970,000	16,189,907
Trimble County, KY, PCR	1.350%	5/1/18	14,000,000	14,003,360	(a)(b)(c)
Trimble County, KY, PCR, Louisville Gas & Electric Co., Remarketed 12/15/14	1.050%	3/1/18	7,500,000	7,479,150	(a)(b)

Total Kentucky				40,126,617

Louisiana - 0.1%
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/18	850,000	891,132

Massachusetts - 1.3%
Massachusetts State DFA Revenue:
Avon Associates LLC Project, AGM	4.000%	10/1/17	1,020,000	1,041,195
Partners Healthcare System Inc.	1.210%	1/30/18	8,785,000	8,786,318	(a)(b)
Massachusetts State HEFA Revenue:
Amherst College	0.800%	12/1/17	6,500,000	6,478,615	(a)(b)
Refunding\Partners Healthcare Systems	5.000%	7/1/18	2,575,000	2,617,565
Massachusetts State, GO, Consolidated Loan	1.090%	1/1/18	1,880,000	1,881,842	(b)

Total Massachusetts				20,805,535

Michigan - 4.1%
Detroit, MI, City School District, GO, School Building & Site Improvement, Q-SBLF	5.000%	5/1/17	2,500,000	2,523,300
Gibraltar, MI, School District, GO, Q-SBLF	5.000%	5/1/17	1,100,000	1,111,407
Michigan State Finance Authority Revenue	5.000%	10/1/20	1,215,000	1,319,186
Michigan State Finance Authority Revenue	5.000%	10/1/21	1,300,000	1,440,387
Michigan State Finance Authority Revenue:
Detroit School District, Q-SBLF	5.000%	5/1/18	3,410,000	3,564,303
Hospital Oakwood Obligated Group	4.000%	11/1/17	4,645,000	4,741,755
Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/20	7,000,000	7,706,020
Michigan State Hospital Finance Authority Revenue:
Ascension Health	1.400%	6/29/18	8,815,000	8,843,120	(a)(b)
Ascension Health Credit Group	1.500%	5/1/20	2,320,000	2,287,311	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Michigan State Strategic Fund Ltd. Obligation Revenue, Events Center Project	4.125%	1/1/19	$29,000,000	$29,495,030	(a)(b)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	5.000%	9/1/18	1,600,000	1,691,888
Wyandotte, MI, School District, GO, Q-SBLF	5.000%	5/1/17	1,305,000	1,318,050

Total Michigan				66,041,757

Minnesota - 0.4%
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue, Allina Health System, NATL	5.000%	11/15/18	6,090,000	6,283,418

Mississippi - 0.4%
Mississippi State Business Finance Corp., Solid Waste Disposal Revenue:
Waste Management Inc. Project	1.000%	7/1/17	4,000,000	3,997,040
Waste Management Inc. Project	1.125%	9/1/17	1,550,000	1,549,148	(a)(b)
Mississippi State Development Bank Special Obligation Revenue, City of Jackson, Capital City Convention Center, Municipal Government Gtd.	5.000%	3/1/19	1,000,000	1,062,640

Total Mississippi				6,608,828

Missouri - 0.2%
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills	2.850%	9/1/18	3,500,000	3,502,695

Nebraska - 0.5%
Central Plains Energy Project, NE, Gas Project Revenue:
Project #1, Goldman Sachs Group Inc.	5.250%	12/1/18	3,000,000	3,216,120
Project#3	5.000%	9/1/18	4,050,000	4,286,520

Total Nebraska				7,502,640

Nevada - 0.6%
Clark County, NV, Airport Revenue, Junior Subordinated Lien Notes	5.000%	7/1/17	3,000,000	3,046,320	(c)
Clark County, NV, PCR, Southern California Edison Co.	1.875%	4/1/20	3,650,000	3,627,188	(a)(b)
Washoe County, NV, Gas Facilities Revenue, Sierra Pacific Power Co.	1.500%	6/3/19	3,000,000	2,956,500	(a)(b)(c)

Total Nevada				9,630,008

New Hampshire - 0.3%
New Hampshire State Business Finance Authority Solid Waste Disposal Revenue, Waste Management Inc.	2.125%	6/1/18	5,000,000	5,023,800	(a)(b)(c)

New Jersey - 8.2%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue	5.000%	11/1/18	1,000,000	1,034,560
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue	5.000%	11/1/20	1,000,000	1,047,150
Hamilton Township, NJ, Mercer County, GO	3.000%	8/1/17	1,750,000	1,768,953
Hamilton Township, NJ, Mercer County, GO	4.000%	8/1/18	1,000,000	1,042,410
Lenape, NJ, Regional High School District, GO, School Board Reserve Fund	4.000%	3/15/18	1,000,000	1,032,200
Mount Laurel Township, NJ, Board of Education, GO:
School Board Reserve Fund	4.000%	8/1/17	1,000,000	1,015,010
School Board Reserve Fund	4.000%	8/1/18	1,000,000	1,041,960

New Jersey State EDA Lease Revenue:
Rutgers University	5.000%	6/15/18	1,000,000	1,052,600
Rutgers University	5.000%	6/15/19	1,380,000	1,495,906
New Jersey State EDA Revenue	5.000%	6/15/17	6,000,000	6,065,700

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	$2,965,000	$3,080,161	(c)
School Facilities Construction	5.000%	6/15/18	2,500,000	2,608,441
School Facilities Construction, State Appropriations	5.000%	3/1/19	10,365,000	11,161,861	(d)
New Jersey State EFA Revenue:
Kean University	5.000%	7/1/20	1,000,000	1,100,510
Rider University	5.000%	7/1/17	1,000,000	1,013,860
New Jersey State Higher Education Assistance Authority, Student Loan Revenue:
Senior	4.000%	12/1/17	1,500,000	1,530,585	(c)
Senior	5.000%	12/1/18	3,000,000	3,162,870	(c)
Senior	3.000%	12/1/19	10,250,000	10,462,072	(c)
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement Notes	5.000%	6/15/21	4,000,000	4,129,600
Federal Highway Reimbursement Notes	5.000%	6/15/22	5,000,000	5,468,750
Transportation Program	1.860%	12/15/21	15,000,000	14,530,800	(a)(b)
Transportation Program, State Appropriations	5.000%	6/15/17	1,000,000	1,012,730
Transportation Program, State Appropriations	4.000%	6/15/18	5,875,000	6,027,691
Transportation Program, State Appropriations	5.000%	6/15/22	5,000,000	5,348,700
Transportation System	5.000%	12/15/17	5,000,000	5,139,050
Transportation System	5.000%	12/15/18	8,300,000	8,680,555
New Jersey State Turnpike Authority Revenue	1.087%	1/1/18	6,230,000	6,224,704	(a)(b)
New Jersey State Turnpike Authority Revenue	1.210%	1/1/18	5,000,000	5,006,300	(b)
Newark, NJ, GO, Qualified General Improvement	5.000%	7/15/18	4,000,000	4,164,200
North Hudson, NJ, Sewerage Authority, Gross Revenue Lease Certificates	4.000%	6/1/17	775,000	782,704	(d)
Passaic Valley, NJ, Sewage Commissioners Sewer System Revenue, AGM	5.000%	12/1/20	7,295,000	8,160,260
Rutgers State University Revenue	4.000%	5/1/18	750,000	776,798
Salem County, NJ, Industrial PCFA Revenue, Philadelphia Electric Co.	2.500%	3/1/19	3,000,000	2,992,140	(a)(b)(c)
Trenton, NJ, GO	4.000%	7/15/18	1,895,000	1,944,213
Union County, NJ, GO:
School Board Reserve Fund	4.000%	3/1/18	975,000	1,005,849
School Board Reserve Fund	4.000%	3/1/18	25,000	25,791	(d)
School Board Reserve Fund	4.000%	3/1/19	1,465,000	1,547,670
School Board Reserve Fund	4.000%	3/1/19	35,000	36,975	(d)

Total New Jersey				133,722,289

New Mexico - 4.2%
Farmington, NM, PCR:
Public Service Co. of New Mexico	1.875%	10/1/21	3,000,000	2,923,110	(a)(b)
Southern California Edison Co.	1.875%	4/1/20	24,750,000	24,701,617	(a)(b)
New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue:
SPA-Royal Bank of Canada	1.267%	8/1/19	16,000,000	15,956,000	(a)(b)
SPA-Royal Bank of Canada	5.000%	8/1/19	22,660,000	24,311,914	(a)(b)

Total New Mexico				67,892,641

New York - 9.4%
Build NYC Resource Corp., NY, Revenue, YMCA of Greater New York Project	5.000%	8/1/17	660,000	671,900
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project	3.750%	1/1/20	470,000	479,297	(c)(e)
Erie County, NY, Fiscal Stability Authority Revenue:
Sales Tax & State Aid Secured	5.000%	1/15/19	1,000,000	1,075,230
Sales Tax & State Aid Secured	4.000%	3/15/19	600,000	635,130

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Greece, NY, CSD, GO	5.000%	12/15/17	$650,000	$672,600
Long Island, NY, Power Authority Electric System Revenue	1.420%	11/1/18	1,500,000	1,502,010	(a)(b)
Long Island, NY, Power Authority Revenue	5.250%	4/1/19	2,140,000	2,315,223
Long Island, NY, Power Authority Revenue	5.250%	4/1/19	2,060,000	2,236,048	(d)
Monroe County, NY, GO:
BAM	4.000%	6/1/19	5,165,000	5,470,200
BAM	5.000%	6/1/20	5,115,000	5,674,530
MTA, NY, Dedicated Tax Fund Revenue	1.240%	11/1/19	3,155,000	3,163,550	(a)(b)
Nassau County, NY, Local Economic Assistance Corp. Revenue:
South Nassau Communities Hospital	5.000%	7/1/18	1,275,000	1,342,766
Winthrop University Hospital Assistance Project	5.000%	7/1/18	685,000	716,085
New York City, NY, HDC Revenue	5.000%	7/1/17	4,375,000	4,445,656
New York City, NY, HDC Revenue	5.000%	7/1/18	3,250,000	3,421,795
New York City, NY, TFA Revenue, Future Tax Secured	2.000%	8/1/18	10,000,000	10,153,900
New York State Dormitory Authority Revenue, Non-State Supported Debt, Wyckoff Heights Medical Center, State Appropriations	4.000%	2/15/19	2,785,000	2,927,926
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations	5.000%	5/1/19	32,805,000	35,450,395
New York State Thruway Authority, State Personal Income Tax Revenue, Transportation	4.000%	3/15/18	1,000,000	1,033,680
New York State Transportation Development Corp. Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/21	10,000,000	10,689,600	(c)
Terminal One Group Association LP	5.000%	1/1/20	6,255,000	6,812,696	(c)
Orange County, NY, Funding Corp. Revenue:
Mount St. Mary College	4.000%	7/1/17	1,060,000	1,071,639
Mount St. Mary College	4.000%	7/1/18	1,110,000	1,146,852
Port Authority of New York & New Jersey Revenue	5.000%	10/1/20	2,500,000	2,784,050	(c)
Port Authority of New York & New Jersey Revenue	5.000%	10/1/21	4,225,000	4,792,333	(c)
Port Authority of New York & New Jersey Revenue	5.000%	10/1/22	5,810,000	6,661,281	(c)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/22	10,000,000	11,474,600	(c)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/24	5,985,000	6,752,038	(c)
Schenectady County, NY, Capital Resource Corp. Revenue, FHA 242, Ellis Hospital	1.750%	2/15/18	480,000	480,163
Suffolk County, NY, GO, AGM	5.000%	10/1/18	1,000,000	1,060,930
Tobacco Settlement Financing Corp., NY, Revenue:
State Appropriations	5.000%	6/1/21	7,500,000	7,598,025
State Appropriations	5.000%	6/1/22	7,700,000	7,800,408

Total New York				152,512,536

North Carolina - 0.3%
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Wake Forest Baptist Obligated Group	1.400%	12/1/17	4,250,000	4,241,968	(a)(b)

Ohio - 0.7%
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/18	1,000,000	1,035,250
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/19	2,200,000	2,354,000
Lancaster, OH, Port Authority Gas Revenue:
SPA-Royal Bank of Canada	1.117%	2/1/19	2,000,000	1,986,640	(b)
SPA-Royal Bank of Canada	1.366%	8/1/19	2,000,000	1,981,260	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - (continued)
Ohio State Water Development Authority Revenue, Waste Management Inc. Project	1.550%	7/1/21	$1,800,000	$1,765,206
Warren County, OH, Health Care Facilities Revenue, Otterbein Homes Obligation	5.000%	7/1/20	2,550,000	2,772,845

Total Ohio				11,895,201

Oklahoma - 0.1%
Oklahoma State Development Finance Authority Revenue, St. John Health System Inc.	5.000%	2/15/17	1,500,000	1,502,070

Oregon - 0.5%
Gilliam County, OR, Solid Waste Disposal Revenue, Waste Management Inc. Project	1.500%	10/1/18	3,000,000	3,007,830
Medford, OR, Hospital Facilities Authority Revenue, Rogue Valley Manor	4.000%	10/1/18	1,070,000	1,109,761
Oregon State Facilities Authority Revenue, Legacy Health Project	5.250%	5/1/19	3,250,000	3,513,413
Portland, OR, River District Urban Renewal & Redevelopment Tax Allocation	5.000%	6/15/18	1,000,000	1,052,040

Total Oregon				8,683,044

Pennsylvania - 7.0%
Allegheny County, PA, Higher Education Building Authority University Revenue:
Duquesne University of the Holy Spirit	5.000%	3/1/18	1,000,000	1,041,440
Duquesne University of the Holy Spirit	5.000%	3/1/19	500,000	535,875
Cambria County, PA, GO, BAM	4.000%	8/1/17	685,000	695,213
Delaware River Port Authority, PA, Revenue:
Port District Project	5.000%	1/1/18	1,235,000	1,273,038
Port District Project	5.000%	1/1/19	3,490,000	3,691,373
Montgomery County, PA, IDA Revenue, Peco Energy Co. Project	2.550%	6/1/20	3,000,000	2,982,870	(a)(b)
Pennsylvania State Economic Development Financing Authority, Exempt Facilities Revenue:
Amtrak Project	5.000%	11/1/17	1,920,000	1,976,064	(c)
Amtrak Project	3.000%	11/1/18	750,000	772,043	(c)
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	1.500%	5/1/18	2,000,000	2,000,060	(a)(b)
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	1/1/21	3,000,000	3,206,460
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	1/1/22	4,000,000	4,065,120
Pennsylvania State Higher EFA Revenue:
AICUP Financing Program-Messiah College	4.000%	11/1/17	1,145,000	1,169,972
AICUP Financing Program-Messiah College	4.000%	11/1/18	700,000	733,229
Delaware Valley College of Science & Agriculture	4.000%	11/1/17	1,030,000	1,036,201
Shippensburg University Student Services Inc.	4.000%	10/1/17	265,000	266,227
Shippensburg University Student Services Inc.	4.000%	10/1/18	560,000	566,518
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	1.750%	4/1/17	835,000	835,534	(c)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	1.850%	10/1/17	625,000	626,656	(c)

Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	2.000%	4/1/18	1,000,000	1,003,430	(c)
Pennsylvania State IDA Revenue, Economic Development	5.000%	7/1/17	4,895,000	4,976,698

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Pennsylvania State Public School Building Authority Palease Revenue:
Philadelphia School District	4.000%	6/1/18	$2,160,000	$2,215,987
Philadelphia School District	5.000%	6/1/19	1,500,000	1,588,785
Pennsylvania State Turnpike Commission Revenue	1.360%	12/1/19	10,000,000	9,986,600	(b)
Pennsylvania State Turnpike Commission Revenue	1.540%	12/1/20	13,775,000	13,805,994	(b)
Pennsylvania State Turnpike Commission Revenue	1.640%	12/1/21	5,000,000	5,020,150	(b)
Pennsylvania State Turnpike Commission Revenue:
SIFMA	1.260%	12/1/17	18,820,000	18,818,494	(b)
SIFMA	1.340%	12/1/18	2,500,000	2,501,800	(b)
Pennsylvania State, GO	5.000%	6/15/24	2,000,000	2,314,040
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance	5.000%	10/1/21	1,000,000	1,115,380
Philadelphia, PA, Hospitals & Higher EFA Revenue, Temple University Health System	5.000%	7/1/17	1,000,000	1,011,410
Philadelphia, PA, School District, GO	5.000%	9/1/17	4,750,000	4,844,098
Philadelphia, PA, School District, GO	5.000%	9/1/19	7,240,000	7,703,939
Philadelphia, PA, Water and Wastewater Revenue	5.000%	1/1/19	1,455,000	1,558,276
Susquehanna, PA, Area Regional Airport Authority System Revenue	5.000%	1/1/18	3,405,000	3,480,829	(c)
Trinity, PA, Area School District, GO:
AGM	5.000%	11/1/17	2,850,000	2,935,814	(d)
AGM	5.000%	11/1/17	2,025,000	2,076,314

Total Pennsylvania				114,431,931

South Carolina - 0.7%
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue	5.000%	12/1/18	1,000,000	1,068,290
South Carolina State Jobs-EDA Revenue:
Bon Secours Health Systems Inc.	4.500%	11/1/17	500,000	512,940
Bon Secours Health Systems Inc.	5.000%	11/1/18	1,500,000	1,597,005
South Carolina State Public Service Authority Revenue, Santee Cooper Project	5.000%	12/1/17	8,000,000	8,265,040

Total South Carolina				11,443,275

Tennessee - 0.2%
Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Baptist Memorial Health Care Obligated Group	5.000%	9/1/17	3,695,000	3,778,840

Texas - 11.8%
Beaumont, TX, ISD, GO, PSF-GTD	5.000%	2/15/19	4,220,000	4,532,322
Central Texas Regional Mobility Authority Revenue:
Senior Lien	5.000%	1/1/18	1,000,000	1,032,370
Senior Lien	5.000%	1/1/19	500,000	531,475
Dallas, TX, GO	5.000%	2/15/18	1,675,000	1,737,344
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/17	2,000,000	2,060,380
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/18	1,000,000	1,065,390
Dallas-Fort Worth, TX, International Airport Revenue, Joint	5.000%	11/1/17	2,575,000	2,650,782	(c)
Denton, TX, ISD, GO, PSF-GTD, School Building	2.000%	8/1/20	2,000,000	2,020,320	(a)(b)

Goose Creek, TX, Consolidated ISD, GO, PSF-GTD, School Building	1.350%	8/15/18	10,000,000	10,016,600	(a)(b)
Gulf Coast, TX, Waste Disposal Authority Revenue, U.S. Steel Corp. Project	5.750%	9/1/17	3,000,000	3,014,640

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Hospital, Memorial Hermann Health System	1.240%	12/1/19	$3,425,000	$3,360,953	(a)(b)
Memorial Hermann Healthcare System	1.160%	6/1/17	3,600,000	3,597,768	(b)
Memorial Hermann Healthcare System	1.410%	6/1/20	1,065,000	1,045,553	(b)
Harris County, TX, Revenue:
Toll Road	1.290%	8/15/17	5,500,000	5,499,725	(b)
Toll Road	1.440%	8/15/18	6,000,000	6,008,940	(b)
Houston, TX, Airport System Revenue	5.000%	7/1/17	10,000,000	10,163,200	(c)
Houston, TX, Airport System Revenue, United Airlines Inc., Terminal E Project	4.500%	7/1/20	8,150,000	8,416,342	(c)
Katy, TX, ISD, GO, PSF-GTD	5.000%	8/15/17	4,875,000	4,974,499	(a)(b)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.000%	11/1/17	7,710,000	7,921,639	(c)
North East, TX, ISD, GO, School Building, PSF-GTD	2.000%	8/1/19	14,660,000	14,674,220	(a)(b)
North Texas Tollway Authority Revenue:
First Tier	1.460%	1/1/19	11,000,000	11,013,420	(a)(b)
First Tier	1.330%	1/1/20	43,250,000	43,404,402	(a)(b)
Round Rock, TX, ISD, GO, PSF-GTD	1.500%	8/1/21	5,000,000	4,813,500	(a)(b)
San Antonio, TX, Electric and Gas Revenue, Junior Lien	2.000%	12/1/18	5,000,000	5,037,100	(a)(b)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	5.000%	10/1/17	1,075,000	1,104,262
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckingham Senior Living Community Project	3.875%	11/15/20	3,000,000	3,002,310
Texas A & M University Revenue:
Financing System	5.000%	5/15/17	1,625,000	1,644,630
Financing System	5.000%	5/15/18	1,000,000	1,050,860
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	11,010,000	11,210,382
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, 1st Tier	5.000%	12/15/17	4,000,000	4,120,040
Texas State Transportation Commission Turnpike System Revenue	5.000%	4/1/20	7,500,000	8,185,725	(a)(b)
Texas State, GO, Transport Commission - Mobility Fund	1.040%	10/1/18	4,000,000	3,998,520	(a)(b)

Total Texas				192,909,613

Virginia - 1.7%
Wise County, VA, IDA, Solid Waste & Sewage Disposal Revenue:
Virginia Electric & Power Co.	1.875%	6/1/20	5,000,000	4,971,950	(a)(b)
Virginia Electric & Power Co.	2.150%	9/1/20	14,500,000	14,549,735	(a)(b)
York County, VA, EDA, PCR, Virginia Electric & Power Co.	1.875%	5/16/19	8,150,000	8,165,403	(a)(b)

Total Virginia				27,687,088

Washington - 0.4%
Port of Seattle, WA, Revenue, Intermediate	5.000%	8/1/20	2,000,000	2,225,160	(c)
Spokane, WA, Public Facilities District Revenue	5.000%	12/1/18	1,130,000	1,205,043
Washington State HFC Revenue, Heron’s Key Senior Living	4.875%	1/1/22	3,000,000	3,005,520	(e)

Total Washington				6,435,723

West Virginia - 0.4%
West Virginia State University Revenue, West Virginia University Project	1.190%	10/1/19	7,000,000	6,999,790	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - 0.8%
Public Finance Authority, WI, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.000%	6/1/21	$5,500,000	$5,430,095	(a)(b)(c)
Wisconsin State HEFA Revenue, Ascension Senior Credit Group	1.375%	12/3/19	5,800,000	5,744,842	(a)(b)
Wisconsin State Transportation Revenue	4.000%	7/1/17	2,150,000	2,178,702

Total Wisconsin				13,353,639

TOTAL MUNICIPAL BONDS (Cost - $1,513,455,989)				1,510,832,359

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates:
M012 A1A1	1.600%	8/15/51	5,000,000	4,824,270
M012 A1A2	1.600%	8/15/51	3,000,000	2,894,559

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $8,000,000)				7,718,829

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,521,455,989)				1,518,551,188

SHORT-TERM INVESTMENTS - 5.2%
MUNICIPAL BONDS - 5.2%
California - 0.2%
California Statewide CDA Revenue:
Kaiser Permanente	0.650%	4/1/46	900,000	900,000	(f)(g)
Young Men’s Christian Association of The East Bay Project, LOC-Wells Fargo Bank N.A.	0.650%	6/1/27	1,400,000	1,400,000	(f)(g)
Calleguas-Las Virgenes, CA, Public Financing Authority Revenue, Municipal Water District Project, LOC-Wells Fargo Bank N.A.	0.610%	7/1/37	200,000	200,000	(f)(g)
Eastern, CA, Municipal Water District, Water & Wastewater Revenue, SPA-Wells Fargo Bank N.A.	0.620%	7/1/30	800,000	800,000	(f)(g)
Metropolitan Water District of Southern California Revenue, Special	0.610%	7/1/35	200,000	200,000	(f)(g)
West Covina, CA, RDA Lease Revenue, Lakes Public Parking Project, LOC-Wells Fargo Bank N.A.	0.740%	8/1/18	295,000	295,000	(f)(g)

Total California				3,795,000

Florida - 0.7%
Highlands County, FL, Health Facilities Authority Revenue, Hospital Adventist Health System	0.630%	11/15/33	1,800,000	1,800,000	(f)(g)
Miami-Dade County, FL, IDA Revenue, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.690%	8/1/18	4,300,000	4,300,000	(c)(f)(g)
North Broward, FL, Hospital District Revenue:
NATL, LOC-Northern Trust Co.	0.640%	12/16/20	520,000	520,000	(f)(g)
NATL, LOC-Wells Fargo Bank N.A.	0.640%	1/15/27	4,395,000	4,395,000	(f)(g)

Total Florida				11,015,000

Georgia - 0.5%
Municipal Electric Authority of Georgia Revenue, Project 1, LOC-Bank of Tokyo-Mitsubishi UFJ	0.640%	1/1/48	7,400,000	7,400,000	(f)(g)

Massachusetts - 0.2%
Massachusetts State DFA Revenue, Partners Healthcare Systems Inc., SPA-Wells Fargo Bank N.A.	0.640%	7/1/46	1,100,000	1,100,000	(f)(g)
Massachusetts State HEFA Revenue, Partners Healthcare Systems Inc., SPA-JPMorgan Chase	0.640%	7/1/27	2,500,000	2,500,000	(f)(g)

Total Massachusetts				3,600,000

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - 0.1%
New Jersey State Turnpike Authority Revenue	1.210%	1/1/18	$2,500,000	$2,502,027	(f)(g)

New York - 3.3%
New York City, NY, GO, AGM, SPA-Dexia Credit Local	0.840%	11/1/26	1,200,000	1,200,000	(f)(g)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.850%	6/15/32	400,000	400,000	(f)(g)
Second General Resolution, SPA-Dexia Credit Local	0.850%	6/15/32	100,000	100,000	(f)(g)
Second General Resolution, SPA-Dexia Credit Local	0.890%	6/15/32	30,120,000	30,120,000	(f)(g)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.840%	8/1/22	200,000	200,000	(f)(g)
Future Tax Secured, SPA-Dexia Credit Local	0.840%	8/1/23	3,000,000	3,000,000	(f)(g)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.840%	11/1/22	14,500,000	14,500,000	(f)(g)
New York City Recovery Project, SPA-Royal Bank of Canada	0.620%	11/1/22	900,000	900,000	(f)(g)
New York State Housing Finance Agency Revenue, 625 West 57th Street, LOC-Bank of New York Mellon	0.630%	5/1/49	1,000,000	1,000,000	(f)(g)
New York State Urban Development Corp. Revenue, SPA-JPMorgan Chase	0.660%	3/15/33	1,800,000	1,800,000	(f)(g)

Total New York				53,220,000

North Carolina - 0.1%
North Carolina State Medical Care Commission, Health Care Facilities Revenue:
Novant Health Group, SPA-JPMorgan Chase	0.640%	11/1/34	900,000	900,000	(f)(g)
Novant Health Group, SPA-JPMorgan Chase	0.680%	11/1/34	100,000	100,000	(f)(g)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.630%	2/1/34	700,000	700,000	(f)(g)

Total North Carolina				1,700,000

Washington - 0.1%
Washington State HFC, Non-Profit Housing Revenue, Panorama Project, LOC-Wells Fargo Bank N.A.	0.640%	4/1/43	1,000,000	1,000,000	(f)(g)

TOTAL MUNICIPAL BONDS (Cost - $84,232,027)				84,232,027

			SHARES
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $3,849)	0.461%		3,849	3,849

TOTAL SHORT-TERM INVESTMENTS (Cost - $84,235,876)				84,235,876

TOTAL INVESTMENTS - 98.5% (Cost - $1,605,691,865#)				1,602,787,064
Other Assets in Excess of Liabilities - 1.5%				24,652,848

TOTAL NET ASSETS - 100.0%				$1,627,439,912

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

(a)	Maturity date shown represents the mandatory tender date.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AICUP	— Association of Independent Colleges and Universities of Pennsylvania
BAM	— Build America Mutual - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
RDA	— Redevelopment Agency
SCAGO	— South Carolina Association of Governmental Organizations
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$1,510,832,359	—	$1,510,832,359
Collateralized Mortgage Obligations	—	7,718,829	—	7,718,829

Total Long-Term Investments	—	1,518,551,188	—	1,518,551,188

Short-Term Investments†:
Municipal Bonds	—	$84,232,027	—	$84,232,027
Money Market Funds	$3,849	—	—	3,849

Total Short-Term Investments	3,849	84,232,027	—	84,235,876

Total Investments	$3,849	$1,602,783,215	—	$1,602,787,064

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,749,036
Gross unrealized depreciation	(7,653,837)

Net unrealized depreciation	$(2,904,801)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 27, 2017